FINANCIAL INCOME AND COSTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME AND COSTS
FINANCIAL INCOME AND COSTS

28  – FINANCIAL INCOME AND COSTS

Financial income and costs are detailed as follows:

a)    Financial income

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Interest income	2,196,886	7,931,055	3,249,550
Ipiranga purchase warranty restatement	11,290	7,674	27,219
Recovery of PIS credit and COFINS (1)	1,312,930	5,124,810	39,780,620
Other financial income	4,270,763	1,882,340	2,098,402
Total	7,791,869	14,945,879	45,155,791
(1)	See Note 6 for more information on recovery.

b)    Financial costs

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Bond interest	48,624,062	45,927,500	38,153,036
Bank loan interest	267,012	1,186,731	1,337,670
Lease interest	1,816,506	1,873,571	2,229,442
Other financial costs	2,284,876	5,785,035	4,488,872
Total	52,992,456	54,772,837	46,209,020